Significant accounting policies (Policies)	12 Months Ended
Feb. 28, 2022
Significant Accounting Policies [Abstract]
Basis of consolidation
3.1	Basis of consolidation

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The accounting policies of subsidiaries have been changed when necessary to align them with the policies adopted by the Group. Losses applicable to the Non-controlling interests (“NCI”) in a subsidiary are allocated to the NCI even if doing so causes the NCI to have a deficit balance.

Foreign currencies
3.2	Foreign currencies

Transactions in foreign currencies are translated to the functional currency of the Company at exchange rates at the date of the transactions.  Monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are translated to the functional currency at the exchange rate on that date.  The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined.  Non-monetary items in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction.  Foreign currency differences arising on translation are recognised in profit or loss.

Financial instruments
3.3	Financial instruments

(i)	Recognition and initial measurement

Non-derivative financial assets and financial liabilities

Trade and loan receivables, as well as debt investments issued are initially recognised when they are originated.  All other financial assets and financial liabilities are initially recognised when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement

Non-derivative financial assets

On initial recognition, a financial asset is classified as measured at amortized cost.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Financial assets at amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as of FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets: Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management.  The information considered includes:

•

the stated policies and objectives for the portfolio and the operation of those policies in practice.  These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realising cash flows through the sale of the assets;

•	how the performance of the portfolio is evaluated and reported to the Group’s management;
•	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;
•	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

Financial assets that are held-for-trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Non-derivative financial assets: Assessment whether contractual cash flows are solely payments of principal and interest

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition.  ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g., liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument.  This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.  In making this assessment, the Group considers:

•	contingent events that would change the amount or timing of cash flows;
•	terms that may adjust the contractual coupon rate, including variable rate features;
•	prepayment and extension features; and
•	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable additional compensation for early termination of the contract.  Additionally, for a financial asset acquired at a significant discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable additional compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.

Non-derivative financial assets: Subsequent measurement and gains and losses

Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method.  The amortized cost is reduced by impairment losses.  Interest income, foreign exchange gains and losses and impairment are recognised in profit or loss.  Any gain or loss on derecognition is recognised in profit or loss.

Non-derivative financial liabilities: Classification, subsequent measurement and gains and losses

The Group initially recognises debt securities issued and subordinated liabilities on the date that they are originated.  Financial liabilities for contingent consideration payable in a business combination are recognised at the acquisition date.  All other financial liabilities (including liabilities designated at fair value through profit or loss) are recognised initially on the trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument.

The Group classifies non-derivative financial liabilities into the other financial liabilities category. Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs.  Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

(iii)	Derecognition

Financial assets

The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognised in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets.  In these cases, the transferred assets are not derecognised.

Financial liabilities

The Group derecognises a financial liability when its contractual obligations are discharged or cancelled or expire.  The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

(iv)	Offsetting

Financial assets and financial liabilities are off-set and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.

Impairment
3.4	Impairment

(i)	Non-derivative financial assets

The Group recognizes loss allowances for ECLs on financial assets measured at amortized cost.

Simplified approach

The Group applies the simplified approach to providing for expected credit losses, which permits the use of the lifetime expected loss provision for all trade receivables. In calculating the expected credit loss rates for trade receivables, the Group considers loss rates for each category of aging bracket of buyers and adjusts for forward looking macroeconomic data.

General approach

The Group applies the general approach to provide for ECLs on all other financial instruments and FGC (Financial Guarantee Contract). Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition.

At each reporting date, the Group assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.

When determining whether the credit risk of financial assets have increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment that includes forward-looking information.

Measurement of ECLs

The Group decided to assess the Expected Credit Loss (‘ECL’) of the financial asset at amortized cost or fair value through other comprehensive income (‘FVOCI’) based on the discounted product of exposure at default (‘EAD’), probability of default (‘PD’) and loss given default (‘LGD’) as defined below:

•	EAD is based on the trade and loan receivable amounts that the Group expects to be owed at the time of default. This represents the carrying value of the trade and loan receivable.
•	PD represents the likelihood of a buyer defaulting on its financial obligation, either over the next 12 months or over the remaining lifetime of the obligation.
•	LGD represents the Group’s expectation of the extent of loss on a defaulted exposure. LGD is expressed as a percentage loss per unit of exposure at the time of default.

The ECL is computed by multiplying EAD, PD, LGD for each category. The PD and LGD are developed by utilizing historical default studies and publicly available data.

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•	significant financial difficulty of the borrower or issuer;
•	a breach of contract such as a default after negotiation;
•	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise; or
•	it is probable that the borrower will enter bankruptcy or other financial reorganisation.

Presentation of allowance for ECLs in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of these assets.

Write-off

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.  This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.  However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

(ii)	Non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment.  If any such indication exists, then the asset’s recoverable amount is estimated.  An impairment loss is recognised if the carrying amount of an asset or its related cash-generating unit (CGU) exceeds its estimated recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.  For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.  Impairment losses are recognised in profit or loss.

Impairment losses recognised in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.  An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount.  An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

Share capital
3.5	Share capital

Ordinary shares

Ordinary shares are classified as equity.  Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Preference share capital

The Group’s redeemable preference shares are classified as financial liabilities, because they bear non-discretionary dividends and are redeemable in cash by the holders. Non-discretionary dividends thereon are recognised as interest expense in profit or loss as accrued.

Non-redeemable preference shares are classified as equity, because they bear discretionary dividends, do not contain any obligations to deliver cash or other financial assets and do not require settlement in a variable number of the Group’s equity instruments. Discretionary dividends thereon are recognised as equity distributions on approval by the Company’s shareholders.

Repurchase and reissue of ordinary shares (treasury shares)

When shares recognised as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognised as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognised as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Government grants
3.6	Government grants

Grants from the government are recognised as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognised as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government grants relating to expenses are shown separately as other income.

Revenue
3.7	Revenue

Platform service fees

Trade and Trade Finance Module – Overview

The Group provides a platform which helps to facilitate trading and trade finance. In accordance with IFRS 15 Revenue from Contracts with Customers, revenue from platform service fees is recognised when the Group satisfies a performance obligation (“PO”) by transferring a promised goods or service to a customer via its platform for each individual module. Service provided in each module is identified as a separate performance obligation as they are separately identifiable, distinct and not interdependent. The fee charged for each performance obligation is separately determined as a percentage of the trade or financing amount. The fulfilment of a single performance obligation and the amount of revenue is recognised at a point in time upon the completion of the service.

Trade Discovery sub-module

The “Trade Discovery” sub-module covers the facilitation of trades, allowing users to find counterparties and transactions on the platform, create buy or sell orders and enter into sales agreements. The identified PO of the Group is the facilitation of the trade on the platform. The transaction price is the amount of consideration in the contract to which the Group expects to be entitled in exchange for the service of completing the facilitation of a trade. The transaction price is determined based on a fixed percentage of trade transaction value. As stated in the contract with the customer, the Group is only entitled to the consideration upon completion of a trade as acknowledged by both buyers and sellers on the platform. As such, revenue is recognised at a point in time where consummated trades were acknowledged on the platform by buyers and sellers i.e., fulfilment of the performance obligation.

Trade Finance sub-module

The “Trade Finance” sub-module is used by the lenders or financial institutions to receive funding requests and to provide funding to borrowers. The identified PO of the Group is the facilitation of the completion of a trade financing process. The transaction price is the amount of consideration in the contract to which the Group expects to be entitled for facilitating the completion of a trade financing. The transaction price is determined based on a fixed percentage fee of the amount financed by the lenders. As stated in the contract with the customer, the Group is only entitled to the consideration upon completion of a trade financing where the lender has disbursed the loan funding to the borrower as acknowledged by the borrower on the platform. As such, revenue is recognized at the point in time when the borrower has acknowledged on the platform the receipt of loan funding.

License fees

The Group enters into fixed price contracts with customers to provide access to its platform over a period of 12 months. In accordance with IFRS 15 Revenue from Contracts with Customers, revenue from these license fees is recognised when the Group satisfies the performance obligation (PO) by granting platform access to the customer. The amount of revenue recognised is the amount of the transaction price allocated to the satisfied PO.

The transaction price is the amount of consideration in the contract to which the Group expects to be entitled in exchange for granting platform access to the customers.

License fee revenue is non- refundable and is recognised equally over the course of 12 months, in line with the period of access granted on the platform, reflecting the progress towards complete satisfaction of that PO.

Financing fee

Financing fee is generated through a fee charged on provisioning of loans advances through supply chain financing, invoice discounting and e-commerce finance arrangements. Financing fees are agreed upon signing of sales contracts.

Financing fee is recognised in profit or loss using the effective interest method, over the period of the financing tenure during which the service is provided. The identified PO of the Group is the disbursement of loan advances. Transaction price is determined based on the fee and facility amount agreed in the sales contracts.

Trade marketplace

The platform connects trade participants and offer a range of trade financial solutions. Sales and purchase contracts are entered respectively with the suppliers and buyers. The Group acts as an intermediary between the suppliers and buyers and is treated as a principal in the trade to provide extended credit terms at a fee as agreed in the contract to the customers.

Revenue is recognised at the point in time when the Group satisfies the PO by ensuring the shipping documents (i.e. bill of lading) have been transferred to the customers. Each completed trade constitutes a single performance obligation, as the Group acts as an intermediary between suppliers and its pre-determined buyers. Transaction price is determined based on the quantity and price as agreed in the contract.

Contract liabilities

Advances are collected from customers upon entering into the sales agreement. These advances are non-refundable and are separately recorded as contract liabilities and will be utilised to offset against fee collection on future completed trade transactions on the platform.

Employee benefits
3.8	Employee benefits

(i)	Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii)	Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Cost of revenue
3.9	Cost of revenue

Cost of revenue comprise of costs for platform fees and trade marketplace. Platform fees consists of primarily of expenses associated with delivery of the IT platform and services. Trade marketplace costs relate to costs of goods purchased in the “Trade Marketplace” sub-module of the Kratos platform.

Marketing and sales
3.10	Marketing and sales
Marketing and sales comprise of marketing and promotional expenditures, consultancy services relating to business development and amortisation of contract costs.
General and administrative

3.11 General and administrative

General and administrative costs mainly comprise of management fees, legal fees and provision for litigation costs, professional fees, consultancy fees, staff cost and depreciation of right-of-use assets.

Finance costs
3.12	Finance costs

Finance costs comprise interest expense and bank charges.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either finance income or finance cost depending on whether foreign currency movements are in a net gain or net loss position.

Tax
3.13	Tax

Tax expense comprises current and deferred tax.  Current tax and deferred tax are recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  Deferred tax is not recognised for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future.

The measurement of deferred taxes reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.  Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised.  Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

In determining the amount of current and deferred tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due.  New information may become available that causes the Group to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Property, plant and equipment
3.14	Property, plant and equipment

(i)	Recognition and measurement

Items of property, plant and equipment are measured at cost, which includes capitalised borrowing costs, less accumulated depreciation and accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition of the asset.

Cost may also include transfers from equity of any gain or loss on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.  Purchased software that is integral to the functionality of the related equipment is capitalised as part of that equipment.

If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

The gain or loss on disposal of an item of property, plant and equipment is recognised in profit or loss.

(ii)	Subsequent costs

The cost of replacing a component of an item of property, plant and equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to the Group, and its cost can be measured reliably.  The carrying amount of the replaced component is derecognised.  The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred.

(iii)	Depreciation

Depreciation is based on the cost of an asset less its residual value.  Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

Depreciation is recognised as an expense in profit or loss on a straight-line basis over the estimated useful lives of each component of an item of property, plant and equipment, unless it is included in the carrying amount of another asset.  Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term.  Freehold land is not depreciated.

Depreciation is recognised from the date that the property, plant and equipment are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.

The estimated useful lives for the current and comparative years are as follows:

•	Office equipment3 years
•	Fixtures and fittings3 years
•	Motor vehicles10 years
•	Right-of-use assetsOver the lease term

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Intangible assets
3.15	Intangible assets

(i)	Research and development costs

Expenditure on research activities is recognised in profit or loss as incurred.

Development expenditure is capitalised only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable from license and platform fee charges to platform users and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognised in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortisation and any accumulated impairment losses.

Capitalised development expenditure is measured at cost less accumulated amortisation and accumulated impairment losses.

(ii)	Subsequent expenditure

Subsequent expenditure is capitalised only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognised in profit or loss as incurred.

(iii)	Amortisation

Amortisation is calculated based on the cost of the asset, less its residual value.

Amortisation is recognised in cost of revenue in profit or loss statement on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and comparative years are as follows:

•	IT platform 10 years
•	Software 5 years
•	License 5 years
•	Business relationships 10 years
•	Brand name 10 years

Operating segment and geographic information
3.16	Operating segment and geographic information

An operating segment is a component of an entity:

•	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);
•	whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and
•	for which discrete financial information is available.

The Group has identified one operating segment i.e., “trading platform business”.

The assessment of reportable segments is based upon having similar economic characteristics and if the operating segments are similar in the following respects:

•	the nature of the products and services;
•	the nature of the production processes;
•	the type or class of customer for their products and services;
•	the methods used to distribute their products or provide their services; and
•	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

Reportable segments are distinguished due to their differences in their operations and economics. They are managed separately because they require different business, technological, and marketing strategies.

The Group’s CEO is considered to be the Group’s Chief Operating Decision Maker (“CODM”). The CODM reviews non-financial information, for purposes of allocating resources. Based on the internal financial information provided to the CODM, the Group has determined that the identified operating segment as one reportable segment.

The CODM evaluates the assets and liabilities despite disaggregated financial information being available, the accounting policies used in the determination of the segment amounts are the same as those used in the preparation of the Group’s financial statements.

Leases
3.17	Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(i)	As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

•	Lease payments included in the measurement of the lease liability comprise the following:
•	fixed payments, including in-substance fixed payments;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;
•	amounts expected to be payable under a residual value guarantee; and
•

the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Contract costs
3.18	Contract costs

Sales commission directly attributable to obtaining and fulfilling a customer’s contract are capitalised in the statement of financial position and amortized as marketing and sales expenses over the contract period or expected customer relationship period as the Group expects to recover these costs.

The contract period or expected customer relationship period is typically 3 years.

Capitalised contract costs are included under non-current assets.

Earnings per share
3.19	Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Group by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise convertible notes and share options granted to employees (if any).

New standards and interpretations not adopted
3.20	New standards and interpretations not adopted

A number of new standards, interpretations and amendments to standards are effective for annual periods beginning after March 1, 2021 and earlier application is permitted; however, the Group has not early adopted the new or amended standards and interpretations in preparing these financial statements.

The following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements:

•	COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16).
•	Annual Improvements to IFRS Standards 2018–2020.
•	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16).

•	Reference to Conceptual Framework (Amendments to IFRS 3).
•	Classification of Liabilities as Current or Non-current (Amendments to IAS 1).
•	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts.
•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).
•	Definition of Accounting Estimates (Amendments to IAS 8).

The new and amended accounting Standards and Interpretations listed above are not mandatory for the year ended February 28, 2022 reporting periods and have not been early adopted by the Group. These are not expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions.